Members' capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Dec. 31, 2020	May 24, 2021	Jul. 16, 2019	Dec. 31, 2018	Dec. 31, 2016
Total contributed capital	$ 3,997	$ 1,267,257	$ 31,804
Business Combination, Equity Interests Issued and Issuable			6,400
Common Stock, Shares, Issued				1
Common Stock, Shares Authorized				100			407,750
Common Stock, Shares, Outstanding				1
AIDH Buyer [Member]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Capital Unit, Class A [Member]
Contributed capital units, issued	127,725,743
Price per share					$ 10
Total contributed capital	$ 1,267,300
Members' distribution payable	6,900
Business Combination, Equity Interests Issued and Issuable	$ 4,000		$ 25,400
Common Stock, Shares, Issued	127,125,435	7,750,000	130,245,990			7,750,000
Common Stock, Shares Authorized						7,750,000
Common Stock, Shares, Outstanding	127,125,435	268,853	130,245,990			7,750,000
Capital Unit, Class B [Member]
Common Stock, Shares, Issued		7,750,000
Common Stock, Shares Authorized						407,750
Common Stock, Shares, Outstanding		268,853				88,716
AIDH TopCo, LLC [Member]
Percentage of common stock issued and outstanding					100.00%